Commitment and Contingencies - Future of Minimum Rental Payments For Operating Leases (Details) $ in Thousands	Jan. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 5,359
2024	1,729
2025	0
2026	0
2027	0
Thereafter	0
Total minimum lease payments	$ 7,088